Net Loss per Share Attributable to Common Stockholders - Calculation of basic and diluted net loss per share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2017	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Numerator:
Net loss	$ (36,714)	$ (12,037)	$ (307,401)	$ (31,419)	$ (52,276)	$ (115,412)	$ (122,559)
Less: preferred stock accretion		(366)	(353)	(721)	(1,461)	(1,456)	(1,410)
Net loss attributable to common stockholders	$ (36,714)	$ (12,403)	$ (307,754)	$ (32,140)	$ (53,737)	$ (116,868)	$ (123,969)
Denominator:
Weighted-average common shares outstanding	166,083,686	31,638,340	102,284,494	30,715,624	32,293,729	28,019,818	26,052,441
Net loss per share attributable to common stockholders:
Basic and diluted (in usd per share)	$ (0.22)	$ (0.39)	$ (3.01)	$ (1.05)	$ (1.66)	$ (4.17)	$ (4.76)